Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Financial Instruments and Their Carrying Amounts

The main financial instruments and their carrying amounts, by category, are as follows:

	Note	Amortized cost	FVTI	FVTOCI	As of 12/31/2024
Financial assets
Cash and cash equivalents	6	5,628	-	-	5,628
Related parties	10.1	23	-	-	23
Trade receivables and other accounts receivables		348	-	-	348
Financial instruments at fair value	16.9.1	-	390	-	390
Trade receivables with credit card and tickets	7.1	-	-	1,943	1,943
Financial liabilities
Other accounts payable		(169)	-	-	(169)
Trade payable and trade payables – agreements	15	(11,659)	-	-	(11,659)
Borrowings in domestic currency	16.9.1	(918)	(29)	-	(947)
Borrowings in foreign currency	16.9.1	-	(801)		(801)
Debentures and promissory notes	16.9.1	(11,542)	(3,257)	-	(14,799)
Lease liabilities	14.2	(9,644)	-	-	(9,644)
Financial instruments at fair value	16.9.1	-	(18)	-	(18)
Net exposure		(27,933)	(3,715)	1,943	(29,705)

	Note	Amortized cost	FVTI	FVTOCI	As of 12/31/2023
Financial assets
Cash and cash equivalents	6	5,459	-	-	5,459
Related parties	10.1	23	-	-	23
Trade receivables and other accounts receivables		396	-	-	396
Financial instruments at fair value	16.9.1	-	274	-	274
Trade receivables with credit card and tickets	7.1	-	-	985	985
Financial liabilities
Other accounts payable		(216)	-	-	(216)
Trade payable and trade payables – agreements	15	(12,148)	-	-	(12,148)
Borrowings in domestic currency	16.9.1	(1,943)	(40)	-	(1,983)
Debentures and promissory notes	16.9.1	(10,051)	(3,142)	-	(13,193)
Lease liabilities	14.2	(9,184)	-	-	(9,184)
Financial instruments at fair value	16.9.1	-	(8)	-	(8)
Net exposure		(27,664)	(2,916)	985	(29,595)

Schedule of Capital Structure

The Company’s capital structure is as follows:

	As of December 31,
	2024	2023
Borrowings, debentures and promissory notes	16,565	15,184
(-) Cash and cash equivalents	(5,628)	(5,459)
(-) Derivative financial instruments	(390)	(274)
Net debt	10,547	9,451
Shareholders´ equity	5,255	4,630
% Net debt over shareholders´ equity	201%	204%

Schedule of Financial Liabilities

The table below summarizes the aging profile of the Company’s financial liabilities as of December 31, 2024.

	Less than 1 year	From 1 to 5 years	More than 5 years	Total
Borrowings	181	1,946	-	2,127
Debentures and promissory notes	3,659	12,986	4,939	21,584
Derivative financial instruments	215	(586)	(293)	(664)
Lease liabilities	1,522	5,558	15,746	22,826
Trade payables	10,710	12	-	10,722
Trade payables – Agreements	938	-	-	938
Other accounts payable	141	28	-	169
	17,366	19,944	20,392	57,702

Schedule of Exponential Convention
	Notional value		Fair value
	2024	2023	2024	2023
Swap of hedge
Hedge purpose (debt)	3,710	2,956	4,082	3,230
Long position
Fixed rate	27	106	29	110
USD + Fixed	731	-	797	-
Hedge - CRI	2,952	2,850	3,256	3,120

Short position	(3,710)	(2,956)	(3,710)	(2,964)
Net hedge position	-	-	372	266

Schedule of Outstanding Derivative Financial Instruments

The outstanding derivative financial instruments are presented in the table below:

	Notional		As of December 31,
Description Risk	(millions)	Due date	2024	2023
Debt
USD – BRL	US$ 18	2026	7	-
USD – BRL	US$ 109	2027	59	-

Debt
IPCA – BRL	R$ 1,972	2028, 2029 and 2031	314	267

Interest rate swaps registered at CETIP
Fixed rate x CDI	R$ 879	2027	(10)	(5)
Fixed rate x CDI	R$ 14	2027	1	2
Fixed rate x CDI	R$ 15	2027	1	2
Derivatives - Fair value hedge – Brazil			372	266

Schedule of Net Exposure of Derivative Financial Instruments

The Company disclosed the net effect of derivative financial instruments, each of the scenarios mentioned above in the sensitivity analysis as follows:

				Market projections
Transactions	Note	Risk (rate increase)	Balance at 2024	Scenario (I)	Scenario (II)	Scenario (III)
Borrowings	16.9.1	CDI + 1.62% per year	(923)	(140)	(147)	(154)
Borrowings (fixed rate)	16.9.1	CDI + 0.20% per year	(29)	(5)	(5)	(5)
Borrowings (foreign currency)	16.9.1	CDI + 1.34% per year	(801)	(122)	(128)	(134)
Debentures and promissory notes	16.9.1	CDI + 1.34% per year	(14,975)	(2,243)	(2,355)	(2,467)
Total net effect (loss)			(16,728)	(2,510)	(2,635)	(2,760)

Cash equivalents	6	98.54% of the CDI	5,494	834	876	918
Net exposure loss			(11,234)	(1,676)	(1,759)	(1,842)

Schedule of Fair Value Hierarchy of Financial Assets and Liabilities

The table below sets forth the fair value hierarchy of financial assets and liabilities measured at fair value of financial instruments measured at amortized cost, all classified as level 2, for which the fair value has been disclosed in the financial statements:

	Carrying amount		Fair value
	2024	2023	2024	2023
Trade receivables with credit cards companies and sales tickets	1,943	985	1,943	985
Swaps of annual rates between currencies	66	-	66	-
Interest rate swaps	(8)	(1)	(8)	(1)
Interest rate swaps - CRI	314	267	314	267
Borrowings and debentures (fair value)	(4,087)	(3,182)	(4,087)	(3,182)
Borrowings, debentures and promissory notes (amortized cost)	(12,460)	(11,994)	(12,188)	(11,716)
	(14,232)	(13,925)	(13,960)	(13,647)

Schedule of Debt Breakdown
		As of December 31,
	Average rate	2024	2023

Debentures and promissory notes
Debentures and promissory notes	CDI + 1.34% per year	14,975	13,378
Borrowing costs		(176)	(185)
		14,799	13,193
Derivative financial instruments – Debentures and promissory notes
Swap contracts	CDI + 1.06% per year	(304)	(262)
		(304)	(262)
Borrowings in domestic currency
Working capital	CDI + 0.20% per year	29	40
Working capital	CDI + 1.62% per year	923	1,952
Borrowing costs		(5)	(9)
		947	1,983
Derivative financial instruments – Domestic currency
Swap contracts	CDI + 0.20% per year	(2)	(4)
		(2)	(4)
Borrowings in foreign currency
Working capital	CDI + 1.34% per year	801	-
		801	-
Derivative financial instruments – Foreign currency
Swap contracts	CDI + 1.34% per year	(66)	-
		(66)	-
Total of borrowings, debentures and promissory notes		16,175	14,910

Current asset		(93)	(48)
Non-current asset		(297)	(226)
Current liabilities		2,084	2,115
Non-current liabilities		14,481	13,069

Schedule of Roll Forward of Financial Instruments
Amounts
Balance as of January 1, 2022	8,001
Funding - working capital	4,001
Borrowing costs	(42)
Interest provision	1,436
Swap contracts	82
Mark-to-market	(111)
Exchange rate and monetary variation	(18)
Borrowing costs	26
Interest amortization	(783)
Principal amortization	(61)
Swap amortization	(122)

Balance as of December 31, 2022	12,409
Funding - working capital	3,392
Borrowing costs (i)	(142)
Interest provision	1,746
Swap contracts	39
Mark-to-market	14
Exchange rate and monetary variation	(16)
Borrowing costs amortization	52
Interest amortization	(1,085)
Principal amortization	(1,326)
Swap amortization	(173)
Balance as of December 31, 2023	14,910
Funding - working capital	6,600
Borrowing costs	(54)
Interest provision	1,907
Swap contracts	(75)
Mark-to-market	88
Exchange rate and monetary variation	88
Borrowing costs amortization	65
Interest amortization	(2,583)
Principal amortization	(4,652)
Swap amortization	(119)
Balance as of December 31, 2024	16,175

(i)	Include costs related to negotiation of waiver in the change of the shareholding control in the amount of R$93, as disclosed in note 10.1, in capital market operations carried out during the year, without changes to other contractual clauses with financial institutions.

Schedule of Non-Current Debt Maturities
Maturity	Amounts
From 1 to 2 years	1,172
From 2 to 3 years	4,292
From 3 to 4 years	2,825
From 4 to 5 years	5,438
More than 5 years	589
14,316

Borrowing Cost	(132)
14,184

Schedule of Debentures and Promissory Notes
		Issue	Outstanding Debentures	Date		Annual financial	Unit price	As of December 31,
	Type	amount	(units)	Issuance	Maturity	charges	(in Reais)	2024	2023
First Issue of Promissory Notes – 5th series	non-preemptive right	200	4	7/4/2019	7/4/2024	CDI + 0.72% per year	-	-	289
First Issue of Promissory Notes – 6th series	non-preemptive right	200	4	7/4/2019	7/4/2025	CDI + 0.72% per year	80,710,560	322	289
Second Issue of Debentures – 1st series (i)	non-preemptive right	940,000	940,000	6/1/2021	5/20/2026	CDI + 1.70% per year	-	-	954
Second Issue of Debentures – 2nd series	non-preemptive right	660,000	660,000	6/1/2021	5/22/2028	CDI + 1.95% per year	1,014	669	670
Second Issue of Promissory Notes – 1st series	non-preemptive right	1,250,000	1,250,000	8/27/2021	8/27/2024	CDI + 1.47% per year	-	-	1,681
Second Issue of Promissory Notes – 2nd series (i)	non-preemptive right	1,250,000	1,250,000	8/27/2021	2/27/2025	CDI + 1.53% per year	-	-	1,683
Third Issue of Debentures – 1st series – CRI	non-preemptive right	982,526	982,526	10/15/2021	10/16/2028	IPCA + 5.15% per year	1,199	1,178	1,122
Third Issue of Debentures – 2nd series – CRI	non-preemptive right	517,474	517,474	10/15/2021	10/15/2031	IPCA + 5.27% per year	1,199	620	591
Fourth Issue of Debentures - single series	non-preemptive right	2,000,000	2,000,000	1/7/2022	11/26/2027	CDI + 1.75% per year	1,012	2,024	2,024
First Issue of Commercial Paper Notes - single series	non-preemptive right	750,000	750,000	2/10/2022	2/9/2025	CDI + 1.70% per year	1,048	786	790
Fifth Issue of Debentures - single series - CRI	non-preemptive right	250,000	250,000	4/5/2022	3/28/2025	CDI + 0.75% per year	1,028	258	258
Sixth Issue of Debentures - 1st series - CRI	non-preemptive right	72,962	72,962	9/28/2022	9/11/2026	CDI + 0.60% per year	1,032	75	76
Sixth Issue of Debentures - 2nd series - CRI	non-preemptive right	55,245	55,245	9/28/2022	9/13/2027	CDI + 0.70% per year	1,033	58	58
Sixth Issue of Debentures - 3rd series – CRI	non-preemptive right	471,793	471,793	9/28/2022	9/13/2029	IPCA + 6.70% per year	1,131	534	508
Second Issue of Commercial Paper Notes - single series	non-preemptive right	400,000	400,000	12/26/2022	12/26/2025	CDI + 0.93% per year	1,280	513	458
Seventh Issue of Debentures - 1st series – CRI	non-preemptive right	145,721	145,721	7/25/2023	7/15/2026	CDI + 1.00% per year	1,054	154	154
Seventh Issue of Debentures - 2nd series – CRI	non-preemptive right	878,503	878,503	7/25/2023	7/15/2027	Pre 11.75% per year	1,053	925	921
Seventh Issue of Debentures - 3rd series – CRI	non-preemptive right	46,622	46,622	7/25/2023	7/17/2028	CDI + 1.15% per year	1,055	50	50
Eighth Issue of Debentures - 1st series – CRI	non-preemptive right	400,000	400,000	12/22/2023	12/22/2027	CDI + 1.85% per year	1,003	401	401
Eighth Issue of Debentures - 2nd series – CRI	non-preemptive right	400,000	400,000	12/22/2023	12/22/2028	CDI + 1.95% per year	1,003	401	401
Ninth Issue of Debentures – single series	non-preemptive right	500,000	500,000	3/28/2024	3/26/2029	CDI + 1.25% per year	1,031	516	-
Tenth Issue of Debentures – single series	non-preemptive right	1,800,000	1,800,000	6/25/2024	6/20/2029	CDI + 1.25% per year	1,003	1,805	-
Eleventh Issue of Debentures – single series	non-preemptive right	2,800,000	2,800,000	10/1/2024	9/25/2029	CDI + 1.25% per year	1,029	2,882	-
Twelfth Issue of Debentures – single series	non-preemptive right	800,000	800,000	12/13/2024	12/10/2029	CDI + 1.25% per year	1,006	804	-
Borrowing Cost								(176)	(185)
								14,799	13,193

(i)	On October 2, 2024, the Company raised R$2,800 through its 11th issue of simple debentures, which were exclusively allocated for liability management purposes, including the prepayment of the entire 2nd series of promissory notes from the Company’s 2nd issue, as well as the entire 1st series of the Company’s 2nd issue of debentures, which were paid on October 10 and October 11, 2024, respectively, in the total amount of R$2,843.